Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related-Party Transactions [Abstract]
Related-Party Transactions

NOTE 14 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2020 and 2019 were as follows:

	Year ended December 31,
	2020	2019
Beginning balance	$6,113	$3,672
New loans	4,193	3,062
Repayments	(29)	(621)
Ending balance	$10,277	$6,113

All loans to related parties were made by CFBank in the ordinary course of business under terms equivalent to those prevailing in the market for arm’s length transactions at the time of origination.

Deposits from principal officers, directors, and their affiliates totaled $3,844 and $976 at year-end 2020 and 2019, respectively.